Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Dividends [Abstract]
Disclosure of Dividends Paid

(in thousands of U.S. dollars, except per share amounts)
Date of declaration	Record date	Payment date	Common shares issued	Dividend amount per share (1)	Total dividend amount (1)	Dividend reinvestment plan ("DRIP")(2)

March 2, 2021	March 31, 2021	April 15, 2021	193,856,464	$0.056	$10,792	$1,483
May 11, 2021	June 30, 2021	July 15, 2021	209,618,719	0.056	11,839	1,623
August 10, 2021	September 30, 2021	October 15, 2021	226,122,875	0.055	12,424	1,161
November 8, 2021	December 31, 2021	January 17, 2022	272,773,225	0.058	15,821	1,572
					$50,876	$5,839

February 24, 2020	March 31, 2020	April 15, 2020	192,772,071	$0.049	$9,512	$369
May 14, 2020	June 30, 2020	July 15, 2020	192,848,390	0.051	9,906	1,302
August 4, 2020	September 30, 2020	October 15, 2020	193,082,192	0.052	10,133	1,505
November 9, 2020	December 31, 2020	January 15, 2021	193,544,915	0.055	10,641	1,407
					$40,192	$4,583
(1) Dividends are issued and paid in U.S. dollars. Prior to November 8, 2021, dividends were declared and paid in Canadian dollars; for reporting purposes, amounts recorded in equity were translated to U.S. dollars using the daily exchange rate on the applicable dividend record date. For each of the declarations in the nine months ended September 30, 2021 and the year ended December 31, 2020, the dividend amount was C$0.07 per common share.
(2) Prior to November 8, 2021, dividends reinvested are translated to U.S. dollars using the daily exchange rate on the date common shares are issued.